TAXES (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)	(10.00%)
Effect of other un-deductible expenses	0.00%	(0.10%)	(0.10%)
Effect of other deductible expenses	(15.00%)	(14.90%)	(14.90%)
Total	0.00%	0.00%	0.00%